Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%	34.00%
Warrant liability	0.00%	3.71%
State & local taxes	(5.21%)	5.78%
Tax on foreign operations	0.00%	0.36%
State research and development credits	1.87%	1.47%
Other	0.97%	(3.11%)
Valuation allowance	(32.63%)	(42.21%)
Effective tax rate	0.00%	0.00%